Cover Page	Jan. 13, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 13, 2021
Entity Registrant Name	SILK ROAD MEDICAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38847
Entity Tax Identification Number	20-8777622
Entity Address, Address Line One	1213 Innsbruck Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	720-9002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001397702
Amendment Flag	false